CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2014	Dec. 31, 2013
Shareholders equity:
Common Stock Authorized	20,000,000	20,000,000
Common Stock Issued	2,229,609	2,229,609
Treasury stock, shares	160,386	160,386
ZHEJIANG TIANLAN
Shareholders equity:
Common Stock Issued	61,200,000	61,200,000
ZHEJIANG JIAHUAN
Shareholders equity:
Common Stock Issued	11,250,000	11,250,000